CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net sales	$ 25,060	$ 15,732	$ 72,514	$ 76,067
Cost of sales	14,169	7,343	40,419	51,776
Gross profit	10,891	8,389	32,095	24,291
Operating expenses:
Research and development	12,832	8,687	38,486	37,168
Selling, general, and administrative	9,748	8,443	33,152	27,736
Total operating expenses	22,580	17,130	71,638	64,904
Loss from operations	(11,689)	(8,741)	(39,543)	(40,613)
Other income, net	1,521	461	3,122	980
Loss before income taxes	(10,168)	(8,280)	(36,421)	(39,633)
Provision for income taxes	3	4	40	28
Net loss	$ (10,171)	$ (8,284)	(36,461)	(39,661)
Deemed dividends			0	(2,724)
Net loss attributable to common stockholders			$ (36,461)	$ (42,385)
Net loss per share, basic	$ (0.5)	$ (18.96)	$ (4.57)	$ (113.5)
Net loss per share, diluted	$ (0.5)	$ (18.96)	$ (4.57)	$ (113.5)
Weighted-average shares used in computing net loss per share, basic	20,396,354	436,890	7,977,360	373,446
Weighted-average shares used in computing net loss per share, diluted	20,396,354	436,890	7,977,360	373,446
Comprehensive loss:
Currency translation adjustment	$ 65	$ (30)	$ 80	$ 319
Comprehensive loss	$ (10,106)	$ (8,314)	(36,381)	(39,342)
Deemed dividends			0	(2,724)
Comprehensive loss attributable to common stockholders			$ (36,381)	$ (42,066)